Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2023
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information

The accompanying unaudited interim consolidated financial statements include the accounts of OceanPal Inc. (the ‘‘Company”, or “OceanPal”, or “OP”), and its wholly owned subsidiaries (collectively, the “Company”). OP was incorporated by Diana Shipping Inc. (“Diana Shipping” or “DSI”) on April 15, 2021 under the laws of the Republic of the Marshall Islands, having a share capital of 500 shares, par value $0.01 per share, issued to DSI. In November 2021, December 2022, and June 7, 2023, the Company’s articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company’s authorized share capital increased from 500 to 1,000,000,000 shares of common stock at par value $0.01 and 100,000,000 preferred stock at par value $0.01. The Company’s shares trade on the Nasdaq Capital Market under the ticker symbol “OP”.

Effective December 22, 2022, and June 8, 2023, the Company effected a one-for-ten and a one-for-twenty reverse stock split, respectively, on its then issued and outstanding shares of common stock (Note 6(a)). All share and per share amounts disclosed in the accompanying unaudited interim consolidated financial statements give effect to these reverse stock splits, retroactively, as applicable, for all periods presented.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2022, included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 30, 2023 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six month period ended June 30, 2023, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2023.

The consolidated balance sheet as of December 31, 2022, has been derived from the audited consolidated financial statements of the Company as of that date, considering the reverse stock split mentioned above, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels. Each of the vessels is owned through a separate wholly owned subsidiary. As of June 30, 2023, the Company was the sole owner of all outstanding shares of the following subsidiaries:

•	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
•	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso,
•	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City,
•	Darrit Shipping Company Inc., a company incorporated in the Republic of the Marshall Islands on June 02, 2022, owner of the 2005 built Capesize dry bulk carrier Baltimore, and
•	Fiji Shipping Company Inc., a company incorporated in the Republic of the Marshall Islands on January 27, 2023, owner of the 2005 built Panamax dry bulk carrier Melia (Notes 3(c) and 4).

The Company operates its own fleet through Diana Wilhelmsen Management Limited (or “DWM”) (Note 3(a)) and Steamship Shipbroking Enterprises Inc. (or “Steamship”) (Note 3(b)).

Uncertainties caused by the COVID-19 pandemic and the Russo-Ukrainian conflict: As of June 30, 2023, the ongoing public health concerns from the COVID-19 pandemic continue to unfold.  Additionally, the ongoing conflict between Russia and the Ukraine, since February 2022, has disrupted supply chains and caused instability in the energy markets and the global economy, which have experienced significant volatility. In particular, the conflict in Ukraine and related sanctions measures imposed against Russia has and is disrupting energy production and trade patterns, including shipping in the Black Sea and elsewhere, and has impacted the price of certain dry bulk goods, such as grain, as well as energy and fuel prices. Notably, various jurisdictions have imposed sanctions against Russia directly targeting the maritime transport of goods originating from Russia, such as of oil products and agricultural commodities such as potash. To date, no apparent consequences have been identified on the Company’s business, or counterparties, by COVID-19 and the conflict in Ukraine and their implications. None of the Company’s contracts have been affected by the events in Russia and Ukraine.

Given the dynamic nature of these circumstances, and as volatility continues, the full extent to which the ongoing COVID-19 global pandemic repercussions and/or the Russo-Ukrainian war may have direct or indirect impact on the industry and on the Company’s business is difficult to be predicted, whereas it is possible that in the future third parties with whom the Company has or will have contracts may be impacted by such events and sanctions. The related financial reporting implications cannot be reasonably estimated at this time, although they could materially affect the Company’s business, results of operations and financial condition in the future. As a result, many of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by these geopolitical events, will depend on how those events will further develop, the duration and extent of the restrictive measures that are associated with such events and their impact on global economy and trade, which is still uncertain. The Company is constantly monitoring the developing situation, as well as its charterers’ and other counterparties’ response to the market and continuously evaluates the effect on its operations. Also, the Company monitors elevated inflation in the United States of America, Eurozone and other countries, including ongoing global prices pressures in the wake of the war in Ukraine, driving up energy prices, commodity prices, which continue to have a moderate effect on the Company’s operating expenses.